Consolidated Statements of Operations and Other Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Rental income	$ 467,038	$ 483,106	$ 491,423
Tenant recovery income	108,090	112,021	118,332
Other property income	10,128	15,253	15,747
Insurance captive income	0	2,996	2,261
Total revenues	585,256	613,376	627,763
Expenses:
Property operating expenses	100,137	102,263	117,661
Real estate taxes	77,730	81,908	89,300
Depreciation and amortization	228,246	232,810	235,662
Provision for impairment of investment properties	7,650	11,030	19,800
Loss on lease terminations	8,605	13,125	13,565
Insurance captive expenses	0	3,392	3,655
General and administrative expenses	20,605	18,119	21,191
Total expenses	442,973	462,647	500,834
Operating income	142,283	150,729	126,929
Dividend income	2,538	3,472	10,132
Interest income	663	740	1,483
Gain on extinguishment of debt, net	15,345	0	0
Equity in (loss) income of unconsolidated joint ventures, net	(6,437)	2,025	(11,299)
Interest expense	(225,542)	(249,480)	(220,199)
Co-venture obligation expense	(7,167)	(7,167)	(597)
Recognized gain on marketable securities, net	277	4,007	18,039
Impairment of notes receivable	0	0	(17,322)
Gain on interest rate locks	0	0	3,989
Other income (expense), net	2,031	(4,377)	(10,370)
Loss from continuing operations	(76,009)	(100,051)	(99,215)
Discontinued operations:
Operating loss, net	(26,984)	(18,462)	(42,577)
Gain on sales of investment properties, net	24,509	23,806	26,383
(Loss) income from discontinued operations	(2,475)	5,344	(16,194)
Gain on sales of investment properties	5,906	0	0
Net loss	(72,578)	(94,707)	(115,409)
Net (income) loss attributable to noncontrolling interests	(31)	(1,136)	3,074
Net loss attributable to Company shareholders	(72,609)	(95,843)	(112,335)
(Loss) earnings per common share-basic and diluted:
Continuing operations (in dollars per share)	$ (0.36)	$ (0.52)	$ (0.50)
Discontinued operations (in dollars per share)	$ (0.02)	$ 0.02	$ (0.08)
Net loss per common share attributable to Company shareholders (in dollars per share)	$ (0.38)	$ (0.50)	$ (0.58)
Net loss	(72,578)	(94,707)	(115,409)
Other comprehensive loss:
Net unrealized gain on derivative instruments	1,211	1,247	1,696
Net unrealized (loss) gain on marketable securities	(3,486)	13,742	35,594
Reversal of unrealized gain to recognized gain on marketable securities, net	(277)	(4,007)	(18,039)
Comprehensive loss	(75,130)	(83,725)	(96,158)
Comprehensive (income) loss attributable to noncontrolling interests	(31)	(1,136)	3,074
Comprehensive loss attributable to Company shareholders	$ (75,161)	$ (84,861)	$ (93,084)
Weighted average number of common shares outstanding - basic (in shares)	192,456	193,497	192,124
Weighted average number of common shares outstanding - diluted (in shares)	192,456	193,497	192,124